Right-of-use assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right Of Use Assets [Line Items]
Right-of-use assets	$ 557.2	$ 819.4
Right of use asset, accumulated amortization	(76.9)	(384.6)
Right-of-use asset, Net book value	480.3	434.8
Vessel operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating lease, cost	112.5	740.8
Operating lease, accumulated amortization	(57.3)	(376.4)
Operating lease, net book value	55.2	364.4
Other operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating lease, cost	9.5
Finance lease, cost		9.5
Operating lease, accumulated amortization	(9.1)
Finance lease, accumulated amortization		(7.7)
Operating lease, net book value	0.4
Finance lease, net book value		1.8
Vessel finance leases
Operating Lease Right Of Use Assets [Line Items]
Operating lease, cost		69.1
Finance lease, cost	435.2
Operating lease, accumulated amortization		(0.5)
Finance lease, accumulated amortization	(10.5)
Operating lease, net book value		$ 68.6
Finance lease, net book value	$ 424.7